Credit substitutes - Fair Value of Credit Substitutes (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Pass	₨ 161,179.6	$ 1,886.7	₨ 131,486.9
Non-performing—gross balance	0.0	0.0	0.0
Less: Non-performing losses	0.0	0.0	0.0
Non-performing credit substitutes, net	0.0	0.0	0.0
Total credit substitutes, net	₨ 161,179.6	$ 1,886.7	₨ 131,486.9